DoubleLine Income Solutions Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

ASSET BACKED OBLIGATIONS - 1.2%
	Arivo Acceptance Auto Loan Receivables Trust
1,150,000	Series 2021-1A-D	5.83%	(a)	01/18/2028	1,119,687
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	1,868,695
	Castlelake Aircraft Securitization Trust
474,892	Series 2018-1-C	6.63%	(a)(b)	06/15/2043	152,714
2,039,241	Series 2021-1A-C	7.00%	(a)(b)	01/15/2046	1,739,516
	Compass Datacenters LLC
1,250,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	1,257,009
	ME Funding
400,000	Series 2024-1A-A2	8.10%	(a)	04/30/2054	387,155
	Pagaya AI Debt Selection Trust
2,750,000	Series 2021-3-CERT	0.00%	(a)(b)(c)	05/15/2029	2,434
66,811	Series 2022-1-A	2.03%	(a)	10/15/2029	66,508
346,226	Series 2022-2-AB	5.80%	(a)(d)	01/15/2030	345,716
	Sierra Timeshare Conduit Receivables Funding LLC
685,963	Series 2023-2A-D	9.72%	(a)	04/20/2040	694,879
	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00%	(a)(b)(c)	08/15/2030	349,379
	SoFi Professional Loan Program LLC
50,000	Series 2018-A-R1	0.00%	(a)(b)(c)	02/25/2042	471,094
14,827	Series 2018-A-R2	0.00%	(a)(b)(c)	02/25/2042	139,698
100,000	Series 2018-C-R1	0.00%	(a)(b)(c)	01/25/2048	777,512
	Start Ltd./Bermuda
389,334	Series 2019-1-C	6.41%	(a)(b)	03/15/2044	355,401
	Summit Issuer LLC
4,300,000	Series 2020-1A-C	5.10%	(a)	12/20/2050	4,032,756
	Sunbird Engine Finance
856,971	Series 2020-1A-C	6.78%	(a)(b)	02/15/2045	728,792
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A-C	10.03%	(a)	06/25/2054	1,005,662
	Willis Lease Finance Corp.
607,958	Series 2021-A-C	7.39%	(a)(b)	05/15/2046	583,926
	Total Asset Backed Obligations (Cost $16,712,833)				16,078,533
BANK LOANS - 21.9%
	AAdvantage Loyalty IP Ltd.
2,532,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.36%		04/20/2028	2,619,038
	Access CIG LLC
5,493,823	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.34%		08/18/2028	5,535,906
	Acuris Finance US, Inc.
4,915,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.33%		02/16/2028	4,922,151
	ADMI Corp.
5,782,036	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.75%)	11.09%		12/23/2027	5,830,200
	AI Aqua Merger Sub, Inc.
1,974,949	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.10%		07/31/2028	1,980,696
	Allied Universal Holdco LLC
2,553,436	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%		05/15/2028	2,546,503
	Altice France SA/France
1,386,499	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%)	10.83%		08/31/2028	1,022,543

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Alvaria Holdco (Aspect Software) Second-Out T/L
1,092,785	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	6.34%		05/18/2028	718,506
	Alvaria Holdco (Aspect Software) Third-Out T/L A
2,543,077	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/18/2028	775,638
	American Tire Distributors, Inc.
3,924,900	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.25%)	11.57%		10/23/2028	2,862,116
	Applied Systems, Inc.
1,540,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.60%		02/23/2032	1,596,626
	Apro LLC
2,655,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		06/26/2031	2,658,319
	Artera Services LLC
4,458,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%		02/10/2031	4,487,874
	Ascend Learning LLC
5,167,390	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.75%)	11.18%		12/10/2029	5,084,712
	ASP LS Acquisition Corp.
1,182,837	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.83%		05/08/2028	1,011,166
	Astra Acquisition Corp.
487,957	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	11.84%		02/25/2028	447,701
273,256	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.09%		02/25/2028	250,712
1,204,012	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%)	10.59%		10/25/2028	445,484
9,662,677	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 8.88%)	14.22%		10/25/2029	2,545,536
	Asurion LLC
905,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.69%		02/03/2028	845,609
4,225,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.70%		01/22/2029	3,909,773
	AthenaHealth Group, Inc.
1,288,286	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		02/15/2029	1,285,671
	Aveanna Healthcare LLC
7,855,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.43%		12/10/2029	7,256,056
	Bausch + Lomb Corp.
891,357	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.68%		05/10/2027	883,000
7,451,847	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%		09/29/2028	7,447,228
	BCPE Empire Holdings, Inc.
3,115,040	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%		12/26/2028	3,119,525
	Boxer Parent Co., Inc.
5,721,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.59%		12/29/2028	5,740,130
	Brand Industrial Services, Inc.
2,657,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%		08/01/2030	2,669,539
	BYJU’s Alpha Bridge TL
8,690	Senior Secured Term Loan	13.33%	(b)(e)	04/24/2026	8,690
	BYJU’s Alpha New Money TL
15,151	Senior Secured First Lien Term Loan	13.33%	(b)(e)	04/09/2026	15,151
	BYJU’s Alpha Prepetition Reimbursement TL
40,115	Senior Secured Term Loan	13.33%	(b)(e)	04/24/2026	40,115
	BYJU’s Alpha, Inc.
1,767,642	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75%)	15.50%	(g)	11/24/2026	400,247

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Carnival Corp.
362,445	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%)	8.10%	08/09/2027	364,712
	Cengage Learning, Inc.
1,900,238	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.60%	03/24/2031	1,907,962
	Central Parent, Inc.
960,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	07/06/2029	948,902
	ClubCorp Holdings, Inc.
4,301,927	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.34%	09/18/2026	4,329,888
	Connect Finco SARL
582,678	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	12/11/2026	576,851
	Constant Contact, Inc.
2,643,672	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/10/2028	2,607,877
	CoreLogic, Inc.
523,274	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	06/02/2028	516,359
	Cornerstone Building Brands, Inc.
1,416,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.68%	04/12/2028	1,385,706
1,330,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.93%	05/15/2031	1,324,461
	Crosby US Acquisition Corp.
1,144,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	08/16/2029	1,151,997
	Cross Financial Corp.
1,746,236	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.84%	09/15/2027	1,754,967
	Dcert Buyer, Inc.
3,626,065	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	10/16/2026	3,542,212
	Deerfield Dakota Holding LLC
5,143,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.04%	04/09/2027	5,147,755
	Dexko Global, Inc.
1,621,850	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.59%	10/04/2028	1,622,701
	DG Investment Intermediate Holdings 2, Inc.
2,425,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	03/29/2029	2,383,702
	Directv Financing LLC
3,672,840	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.71%	08/02/2029	3,661,363
	Dynasty Acquisition Co., Inc.
762,344	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	08/24/2028	765,981
	Edelman Financial Engines Center LLC
2,138,892	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	04/07/2028	2,144,411
5,515,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	10/31/2028	5,535,681
	EG America LLC
2,324,160	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%)	10.94%	02/07/2028	2,299,954
	Eisner Advisory Group LLC
2,392,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	02/28/2031	2,419,405
	Element Materials Technology Group US Holdings, Inc.
421,217	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.68%	06/25/2029	423,412
194,408	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.68%	06/25/2029	195,421

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Fertitta Entertainment LLC/NV
4,223,133	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%		01/29/2029	4,232,889
	FinThrive Software Intermediate Holdings, Inc.
2,205,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%		12/17/2029	1,525,132
	Flynn America LP
3,243,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.96%		07/31/2028	3,215,367
	Foresight Energy LLC
1,880,943	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 8.00%)	13.33%	(b)	06/30/2027	1,880,943
	Gainwell Acquisition Corp.
7,767,735	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.40%		10/01/2027	7,541,151
	Garda World Security Corp.
2,423,832	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.68%		02/01/2029	2,442,011
	GIP II Blue Holding LP
527,056	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		09/29/2028	533,172
	Grant Thornton LLP/Chicago
810,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.59%		05/30/2031	813,333
	Greystone Select Financial LLC
3,624,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.33%		06/19/2028	3,614,940
	Groupe Solmax, Inc.
2,868,231	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.34%		07/24/2028	2,788,681
	Gulf Finance LLC
3,255,392	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%)	11.70%		08/25/2026	3,279,808
	Helios Software Holdings, Inc.
2,213,303	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.10%		07/15/2030	2,222,001
	Hexion Holdings Corp.
5,172,613	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.50%)	9.95%		03/15/2029	5,161,982
	INEOS US Petrochem LLC
2,540,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.68%		03/29/2029	2,538,413
	Kenan Advantage Group, Inc.
2,294,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.10%		01/25/2029	2,308,589
	Kronos Acquisition Holdings, Inc.
3,485,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%		06/27/2031	3,467,575
	Lasership, Inc.
1,025,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.81%		05/07/2029	748,675
	LBM Acquisition LLC
5,632,304	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%		06/06/2031	5,545,848
	LC Ahab US Bidco LLC
1,750,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%		05/01/2031	1,755,478
	Lealand Finance Co. BV
52,939	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.46%		06/30/2027	27,793
774,539	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%		12/31/2027	367,906
	Lereta LLC
1,104,423	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.58%		08/07/2028	832,917
	LifePoint Health, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,625,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	11/16/2028	5,663,537
670,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	05/14/2031	671,782
	Mileage Plus Holdings LLC
519,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.25%)	10.55%	06/21/2027	530,205
	Mitchell International, Inc.
6,400,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	6,396,032
	MLN US Holdco LLC
2,920,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 8.75%)	14.10%	11/30/2026	237,250
	Modena Buyer LLC
4,585,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	4,481,127
	Needle Holdings LLC
274,199	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 9.50%)	14.84%	04/28/2028	271,457
	NEP Group, Inc.
2,918,837	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%) 1.50% PIK	8.71%	08/19/2026	2,775,318
905,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.44%	10/19/2026	744,363
	NGL Energy Operating LLC
668,325	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	02/03/2031	671,486
	Nouryon USA LLC
3,154,877	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	04/03/2028	3,167,102
	OneDigital Borrower LLC
728,133	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.75%	11/16/2027	727,223
6,665,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%	06/14/2032	6,648,337
	Ontario Gaming GTA LP
2,397,950	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	08/01/2030	2,412,554
	Par Petroleum LLC
2,760,063	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/28/2030	2,774,718
	PECF USS Intermediate Holding III Corp.
1,719,581	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	12/15/2028	1,151,165
	Polaris Newco LLC
1,502,276	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.44%	06/05/2028	1,503,471
	Potters Borrower LP
737,153	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	12/14/2027	741,417
	Pretium PKG Holdings, Inc.
2,860,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.05%	10/01/2029	1,680,650
	Radiology Partners T/L
2,955,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	2,810,205
	Restaurant Technologies, Inc.
6,268,977	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.55%	04/02/2029	6,110,592
	Riverbed Technology, Inc.
1,317,592	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%) 2.00% PIK	9.83%	07/03/2028	811,966
	Skillsoft Finance II, Inc.
1,330,176	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.69%	07/14/2028	1,048,944
	Sound Inpatient Physicians Holdings LLC
3,771,145	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.09%	06/29/2026	609,285
	Southern Veterinary Partners LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,822,871	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		10/05/2027	3,835,620
	Standard Aero Ltd.
293,940	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.85%		08/24/2028	295,342
	StubHub Holdco Sub LLC
6,738,741	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%		03/15/2030	6,749,286
	Titan Acquisition Ltd./Canada
7,385,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.34%		02/15/2029	7,411,180
	Travelport Finance Luxembourg Sarl
4,628,091	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.34%		09/29/2028	4,214,710
	Trident TPI Holdings, Inc.
1,283,501	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%		09/18/2028	1,259,371
	Triton Water Holdings, Inc.
3,860,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.59%		03/31/2028	3,865,790
	United Natural Foods, Inc.
2,775,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%		05/01/2031	2,787,723
	Vantage Specialty Chemicals, Inc.
615,136	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%		10/26/2026	608,985
	Viad Corp.
4,014,760	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	9.59%		07/31/2028	4,029,835
	Vibrantz Technologies, Inc.
2,049,356	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.68%		04/23/2029	2,004,270
	Victra Holdings LLC
1,470,634	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 6.50%)	11.84%		03/29/2029	1,492,694
	VT Topco, Inc.
1,950,212	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%		08/12/2030	1,961,670
	Wand NewCo 3, Inc.
1,840,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.09%		01/30/2031	1,854,288
	WaterBridge Midstream Operating LLC
3,366,065	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%)	11.10%		06/22/2026	3,376,601
3,645,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%		06/27/2029	3,626,775
	WestJet Loyalty LP
2,435,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.18%		02/14/2031	2,449,001
	WWEX Uni Topco Holdings LLC
490,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.34%		07/26/2029	470,400
	Total Bank Loans (Cost $312,184,593)				291,752,172
COLLATERALIZED LOAN OBLIGATIONS - 12.2%
	Apidos CLO
3,000,000	Series 2016-24A-DR (3 mo. Term SOFR + 6.06%, 0.00% Floor)	11.39%	(a)	10/20/2030	2,981,438
	Atrium CDO Corp.
2,500,000	Series 15A-E (3 mo. Term SOFR + 6.11%, 5.85% Floor)	11.44%	(a)	01/23/2031	2,510,200
	Babson CLO Ltd./Cayman Islands
2,250,000	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	12.04%	(a)	10/20/2030	2,241,811
1,500,000	Series 2018-4A-E (3 mo. Term SOFR + 6.08%, 5.82% Floor)	11.41%	(a)	10/15/2030	1,507,279
5,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 7.04%, 6.78% Floor)	12.37%	(a)	04/15/2036	4,996,400
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	12.24%	(a)	10/15/2036	1,009,284

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Bain Capital Credit CLO
3,000,000	Series 2017-2A-ER2 (3 mo. Term SOFR + 7.12%, 6.86% Floor)	12.45%	(a)	07/25/2034	2,969,040
	Buttermilk Park CLO
6,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	10/15/2031	6,510,653
	Canyon Capital CLO Ltd.
2,500,000	Series 2016-1A-ER (3 mo. Term SOFR + 6.01%, 0.00% Floor)	11.34%	(a)	07/15/2031	2,477,163
6,650,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	11.84%	(a)	07/15/2030	6,540,034
1,000,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	12.00%	(a)	04/15/2034	969,578
6,000,000	Series 2021-2A-E (3 mo. Term SOFR + 6.96%, 6.96% Floor)	12.29%	(a)	04/15/2034	5,985,563
	Canyon CLO
2,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	07/15/2031	2,479,245
	Carlyle Global Market Strategies
3,000,000	Series 2019-1A-D (3 mo. Term SOFR + 6.96%, 6.70% Floor)	12.29%	(a)	04/20/2031	3,005,435
	Carlyle Group, Inc.
2,000,000	Series 2013-3A-DR (3 mo. Term SOFR + 5.76%, 0.00% Floor)	11.09%	(a)	10/15/2030	1,970,276
	Chenango Park CLO
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	04/15/2030	1,464,035
	CIFC Funding Ltd.
750,000	Series 2013-1A-DR (3 mo. Term SOFR + 6.91%, 0.00% Floor)	12.24%	(a)	07/16/2030	752,892
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	10.74%	(a)	01/15/2031	2,715,672
2,500,000	Series 2018-55A-F (3 mo. Term SOFR + 7.46%, 0.00% Floor)	12.79%	(a)	04/15/2031	1,999,431
	Halcyon Loan Advisors Funding Ltd.
1,228,565	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	10.59%	(a)(b)	04/28/2025	251,979
1,498,998	Series 2014-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	11.34%	(a)(b)	04/28/2025	30
	LCM LP
5,000,000	Series 17A-ER (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)(b)	10/15/2031	4,066,909
6,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	10.89%	(a)	01/20/2031	5,297,350
2,000,000	Series 28A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	10/20/2030	1,755,912
	LCM XIII LP
3,500,000	Series 14A-FR (3 mo. Term SOFR + 7.87%, 0.00% Floor)	13.20%	(a)(b)	07/20/2031	1,908,424
	Madison Park Funding Ltd.
11,000,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	10/22/2030	11,067,892
1,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	12.24%	(a)	04/25/2032	1,006,445
	Magnetite CLO Ltd.
500,000	Series 2020-26A-ER (3 mo. Term SOFR + 6.21%, 5.95% Floor)	11.54%	(a)	07/25/2034	503,223
	Marble Point CLO
500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/16/2031	489,860
	Neuberger Berman CLO Ltd.
2,000,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	04/15/2034	2,013,943
1,000,000	Series 2019-31A-ER (3 mo. Term SOFR + 6.76%, 6.50% Floor)	12.09%	(a)	04/20/2031	1,008,205
1,750,000	Series 2019-32A-ER (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.69%	(a)	01/20/2032	1,759,056
2,250,000	Series 2019-33A-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	10/16/2033	2,246,232
	Newark BSL CLO
2,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.56%, 0.00% Floor)	11.89%	(a)	07/25/2030	1,969,910
	Octagon Investment Partners Ltd.
5,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	12.74%	(a)	07/15/2029	4,761,601
8,750,000	Series 2013-1A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.33%	(a)	07/17/2030	8,245,352
5,460,000	Series 2013-1A-ER (3 mo. Term SOFR + 7.26%, 0.00% Floor)	12.59%	(a)	07/19/2030	5,482,994
2,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	13.68%	(a)	07/15/2030	1,502,297
4,000,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.79%	(a)(b)	03/17/2030	3,826,734
500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	10/15/2034	488,805
2,000,000	Series 2019-3A-ER (3 mo. Term SOFR + 7.01%, 6.75% Floor)	12.34%	(a)	07/15/2034	1,988,842
1,000,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.86%, 6.60% Floor)	12.19%	(a)	07/15/2036	917,359
	Point Au Roche Park CLO

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.69%	(a)	07/20/2034	502,559
	Sound Point CLO Ltd.
2,400,000	Series 2019-2A-ER (3 mo. Term SOFR + 6.73%, 6.47% Floor)	12.06%	(a)	07/15/2034	2,127,679
500,000	Series 2020-2A-ER (3 mo. Term SOFR + 6.82%, 6.56% Floor)	12.15%	(a)	10/25/2034	471,808
2,000,000	Series 2021-3A-E (3 mo. Term SOFR + 6.87%, 6.61% Floor)	12.20%	(a)	10/25/2034	1,815,146
	Stewart Park CLO
7,500,000	Series 2015-1A-ER (3 mo. Term SOFR + 5.54%, 5.28% Floor)	10.87%	(a)	01/15/2030	7,372,513
	Venture CDO Ltd.
7,200,000	Series 2016-24A-E (3 mo. Term SOFR + 6.98%, 0.00% Floor)	12.31%	(a)	10/20/2028	6,335,937
5,000,000	Series 2017-26A-E (3 mo. Term SOFR + 7.06%, 0.00% Floor)	12.39%	(a)	01/20/2029	3,969,337
4,000,000	Series 2017-27A-E (3 mo. Term SOFR + 6.61%, 0.00% Floor)	11.94%	(a)	07/20/2030	2,928,480
	Voya CLO Ltd.
1,500,000	Series 2017-1A-D (3 mo. Term SOFR + 6.36%, 0.00% Floor)	11.68%	(a)	04/17/2030	1,469,285
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 5.51%, 5.25% Floor)	10.84%	(a)	07/15/2031	944,768
1,000,000	Series 2018-2A-F (3 mo. Term SOFR + 7.55%, 7.29% Floor)	12.88%	(a)	07/15/2031	764,274
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	12.34%	(a)(b)	10/18/2030	1,956,777
3,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)(b)	01/15/2031	2,867,493
2,000,000	Series 2014-3A-ER2 (3 mo. Term SOFR + 6.48%, 6.22% Floor)	11.81%	(a)(b)	10/22/2031	1,805,468
5,000,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	12.65%	(a)	04/18/2036	4,755,358
3,000,000	Series 2017-3A-ER (3 mo. Term SOFR + 7.31%, 7.05% Floor)	12.64%	(a)	04/15/2035	2,933,209
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.76%, 0.00% Floor)	11.09%	(a)	07/15/2030	977,710
1,000,000	Series 2018-2A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	11.34%	(a)	07/15/2030	958,862
	Total Collateralized Loan Obligations (Cost $175,497,130)				162,601,446
FOREIGN CORPORATE BONDS - 40.2%
9,400,000	ABM Investama Tbk PT	9.50%	(a)	08/05/2026	9,312,027
17,688,298	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	17,175,845
4,000,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	3,273,919
3,268,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	2,738,699
17,580,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	13,764,730
2,000,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	1,619,550
23,092,000	AI Candelaria Spain SA	5.75%		06/15/2033	18,699,322
14,407,320	Alpha Holding SAB de CV	10.00%	(b)(g)	12/19/2024	216,110
376,662	Alpha Holding SAB de CV	10.00%	(a)(b)(g)	12/19/2024	5,650
12,208,365	Alpha Holding SAB de CV	9.00%	(a)(b)(g)	02/10/2025	66,780
5,939,205	Alpha Holding SAB de CV	9.00%	(b)(g)	02/10/2025	32,488
4,000,000	Altice France SA	5.50%	(a)(h)	10/15/2029	2,641,870
3,300,000	ARD Finance SA 7.25% PIK	6.50%	(a)	06/30/2027	839,883
8,800,000	Aris Mining Corp.	6.88%		08/09/2026	8,280,404
18,331,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%	(i)	04/22/2031	13,564,940
670,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	635,668
8,805,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	7,839,737
16,800,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	(a)	04/16/2031	14,958,271
16,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63%	(i)	01/24/2032	14,060,574
3,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63%	(a)(i)	01/24/2032	2,636,358
12,000,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	12,263,820
2,600,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	2,371,361
11,500,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	10,669,868
20,000,000	Braskem Idesa SAPI	6.99%		02/20/2032	15,186,286

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,000,000	Braskem Idesa SAPI	6.99%	(a)	02/20/2032	2,277,943
2,000,000	Braskem Netherlands Finance BV	8.50%		01/12/2031	2,044,390
15,150,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	11,202,881
21,500,000	BRF SA	5.75%		09/21/2050	17,178,630
1,958,000	Calfrac Holdings LP	10.88%	(a)	03/15/2026	1,959,243
8,348,000	Camposol SA	6.00%		02/03/2027	7,206,075
20,800,000	Canacol Energy Ltd.	5.75%		11/24/2028	11,016,387
550,000	CAP SA	3.90%		04/27/2031	440,483
6,547,775	CFG Investment SAC	10.00%	(a)	11/07/2032	3,666,754
4,413,196	CFG NEW MONEY NT	13.98%	(b)(d)	11/07/2032	4,653,274
3,080,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	2,979,879
3,000,000	Colombia Telecomunicaciones SA ESP	4.95%		07/17/2030	2,362,562
1,482,000	Comision Federal de Electricidad	5.00%		07/30/2049	1,226,355
2,800,000	Connect Finco SARL / Connect US Finco LLC	6.75%	(a)	10/01/2026	2,704,831
15,800,000	Coruripe Netherlands BV	10.00%		02/10/2027	13,881,340
9,150,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%	(a)(g)(i)	11/29/2027	23,790
17,286,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%	(g)(i)	11/29/2027	44,944
7,700,000	CSN Resources SA	4.63%		06/10/2031	6,052,957
5,100,000	CSN Resources SA	5.88%		04/08/2032	4,248,194
9,508,709	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	1,932,352
36,415	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	36,179
4,135,902	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	97,950
660,724	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	656,437
1,375,000	eG Global Finance PLC	12.00%	(a)	11/30/2028	1,465,307
11,650,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	9,643,418
13,400,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%		12/30/2030	11,194,630
4,812,080	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	4,739,899
15,000,000	Frigorifico Concepcion SA	7.70%	(a)	07/21/2028	10,214,510
6,160,000	Frigorifico Concepcion SA	7.70%		07/21/2028	4,194,759
3,000,000	Garda World Security Corp.	9.50%	(a)	11/01/2027	3,016,776
4,205,000	Garda World Security Corp.	6.00%	(a)	06/01/2029	3,840,519
4,000,000	Global Aircraft Leasing Co. Ltd. 7.25% PIK	6.50%	(a)	09/15/2024	3,854,268
19,400,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	18,491,785
9,192,465	Guara Norte Sarl	5.20%		06/15/2034	8,478,481
7,180,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%	(a)	02/15/2029	7,443,966
5,925,566	Invepar Holdings	0.00%	(b)(g)	12/30/2028	–
2,000,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%		02/02/2052	1,496,329
9,652,000	Kawasan Industri Jababeka Tbk PT	7.50%	(a)(j)	12/15/2027	9,435,570
1,690,000	Kronos Acquisition Holdings, Inc.	8.25%	(a)	06/30/2031	1,693,803
3,335,000	Kronos Acquisition Holdings, Inc.	10.75%	(a)	06/30/2032	3,202,675
1,700,000	MARB BondCo PLC	3.95%		01/29/2031	1,414,178
4,866,132	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	4,316,318
6,300,000	Metinvest BV	7.75%		10/17/2029	4,166,820
17,360,000	Mexarrend SAPI de CV	10.25%	(a)(g)	07/24/2024	2,274,160
7,600,000	Mexarrend SAPI de CV	10.25%	(g)	07/24/2024	995,600
7,100,000	Movida Europe SA	7.85%	(a)	04/11/2029	6,686,603
1,700,000	Movida Europe SA	7.85%		04/11/2029	1,601,018
4,298,000	Movida Europe SA	5.25%		02/08/2031	3,552,487
14,752,246	MV24 Capital BV	6.75%		06/01/2034	14,104,893
17,495	Oi SA 7.00% + 5.50% PIK	12.50%	(a)(b)	12/15/2024	17,407
3,053,787	Oi SA 7.00% + 5.50% PIK	12.50%	(a)(b)	12/15/2024	3,038,518
1,622,983	Oi SA 7.00% + 5.50% PIK	12.50%	(a)	12/15/2024	1,614,868
23,000,000	Oi SA	10.00%	(g)	07/27/2025	227,700
1,740,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%	(a)	08/01/2030	1,787,024
14,325,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%	(a)	02/11/2025	5,228,624
7,665,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%		02/11/2025	2,797,725
12,000,000	Sasol Financing USA LLC	5.50%		03/18/2031	10,129,465

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,330,000	Seaspan Corp.	5.50%	(a)	08/01/2029	1,188,513
11,103,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	9,933,529
16,215,000	Simpar Europe SA	5.20%		01/26/2031	13,357,870
3,935,000	Telesat Canada / Telesat LLC	5.63%	(a)	12/06/2026	1,859,651
17,533,000	Tullow Oil PLC	10.25%	(a)	05/15/2026	16,660,048
8,316,082	UEP Penonome II SA	6.50%		10/01/2038	6,997,300
13,400,000	Unigel Luxembourg SA	8.75%	(g)	10/01/2026	3,802,920
22,983,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25%	(i)	02/27/2025	16,574,564
10,000,000	Vedanta Resources Finance II PLC	9.25%		04/23/2026	9,149,374
19,270,000	Vedanta Resources Ltd.	13.88%		12/09/2028	18,455,320
	Total Foreign Corporate Bonds (Cost $687,646,811)				535,087,182
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 12.7%
1,281,000	Aeropuerto Internacional de Tocumen SA	4.00%		08/11/2041	966,130
13,065,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	9,644,870
7,200,000	Brazilian Government International Bond	4.75%		01/14/2050	5,181,122
500,000	Colombia Government International Bond	4.13%		02/22/2042	326,973
16,000,000	Colombia Government International Bond	5.00%	(h)	06/15/2045	11,285,764
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,453,007
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	7,217,632
5,400,000	Comision Federal de Electricidad	4.68%		02/09/2051	3,731,567
6,500,000	Ecopetrol SA	5.88%		05/28/2045	4,663,791
25,000,000	Ecopetrol SA	5.88%		11/02/2051	17,377,180
15,420,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	11,204,609
2,200,000	Mexico City Airport Trust	5.50%		07/31/2047	1,830,103
15,400,000	Mexico Government International Bond	3.77%		05/24/2061	9,474,833
22,000,000	OCP SA	5.13%		06/23/2051	16,585,140
22,300,000	Panama Government International Bond	3.87%		07/23/2060	12,769,706
29,500,000	Petroleos del Peru SA	5.63%		06/19/2047	18,859,851
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	11,163,316
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,715,871
14,000,000	Republic of South Africa Government International Bond	5.65%	(h)	09/27/2047	10,603,268
6,700,000	Ukraine Government International Bond	7.25%	(g)	03/15/2035	1,945,278
5,243,000	YPF SA	7.00%		12/15/2047	3,698,725
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $206,316,374)				169,698,736
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 13.0%
	ACREC Trust
5,000,000	Series 2023-FL2-C (1 mo. Term SOFR + 4.28%, 4.28% Floor)	9.61%	(a)	02/19/2038	5,073,935
	Alen Mortgage Trust
13,000,000	Series 2021-ACEN-F (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	5,959,786
	AREIT Ltd.
3,000,000	Series 2024-CRE9-D (1 mo. Term SOFR + 4.29%, 4.29% Floor)	9.61%	(a)	05/17/2041	3,005,298
	AREIT Trust
1,500,000	Series 2022-CRE7-D (1 mo. Term SOFR + 4.44%, 4.44% Floor)	9.77%	(a)	06/17/2039	1,506,843
	BANK5 Trust
71,528,879	Series 2023-5YR4-XA	1.26%	(d)(k)	12/15/2056	2,714,807
	Beast Mortgage Trust
6,325,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	11.44%	(a)	03/15/2036	3,379,115
	Benchmark Mortgage Trust
121,775,000	Series 2020-B18-AGNX	0.62%	(a)(d)(k)	07/15/2053	521,380
	BSREP Commercial Mortgage Trust
6,757,145	Series 2021-DC-G (1 mo. Term SOFR + 3.96%, 3.85% Floor)	9.29%	(a)	08/15/2038	4,258,588
	BX Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,825,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	7.28%	(a)	04/15/2034	1,777,530
	Cantor Commercial Real Estate Lending LP
10,200,000	Series 2019-CF2-SWX1	1.45%	(a)(d)(k)	11/15/2052	570,588
12,080,000	Series 2019-CF2-SWX2	1.19%	(a)(d)(k)	11/15/2052	530,847
	Carbon Capital VI Commercial Mortgage Trust
8,095,225	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	7,050,936
	Citigroup Commercial Mortgage Trust
30,511,115	Series 2014-GC25-XG	1.35%	(a)(d)(k)	10/10/2047	15,195
4,484,000	Series 2015-GC27-D	4.57%	(a)(d)	02/10/2048	4,039,769
	CLNC Ltd.
2,856,000	Series 2019-FL1-D (1 mo. Term SOFR + 3.01%, 2.90% Floor)	8.35%	(a)	08/20/2035	2,798,989
	Commercial Mortgage Pass Through Certificates
3,929,315	Series 2014-UBS4-F	3.75%	(a)(b)	08/10/2047	407,376
5,472,737	Series 2014-UBS4-G	3.75%	(a)(b)	08/10/2047	22,241
14,000	Series 2014-UBS4-V	0.00%	(a)(b)(d)	08/10/2047	1
18,438,000	Series 2015-CR26-XD	1.36%	(a)(d)(k)	10/10/2048	241,215
	Computershare Corporate Trust
9,180,600	Series 2015-C29-F	4.36%	(a)(b)(d)	06/15/2048	6,497,698
38,737,225	Series 2015-C29-G	4.36%	(a)(b)(d)	06/15/2048	8,347,136
23,520,000	Series 2016-LC24-XEF	1.77%	(a)(d)(k)	10/15/2049	751,309
2,200,000	Series 2017-RC1-D	3.25%	(a)	01/15/2060	1,647,611
	DOLP Trust
4,875,000	Series 2021-NYC-G	3.70%	(a)(d)	05/10/2041	2,377,325
	FIVE Mortgage Trust
1,433,000	Series 2023-V1-D	6.51%	(a)(d)	02/10/2056	1,323,341
	Great Wolf Trust
5,000,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.97%	(a)	05/15/2041	5,025,106
	Greystone Commercial Real Estate Notes
3,080,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.64%	(a)	07/15/2039	2,993,150
	GS Mortgage Securities Corp. II
965,126	Series 2014-GC20-E	4.63%	(a)(b)(d)	04/10/2047	95,093
6,273,000	Series 2015-GC28-D	4.45%	(a)(d)	02/10/2048	5,764,983
6,618,000	Series 2021-ARDN-H (1 mo. Term SOFR + 6.05%, 5.93% Floor)	11.38%	(a)	11/15/2026	6,528,145
	HGI CRE CLO Ltd.
2,800,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	06/16/2036	2,750,502
	JPMBB Commercial Mortgage Securities Trust
43,854,412	Series 2013-C14-XC	0.65%	(a)(d)(k)	08/15/2046	226,585
6,657,931	Series 2014-C19-E	4.00%	(a)(b)(d)	04/15/2047	6,438,408
6,596,660	Series 2014-C19-NR	3.75%	(a)(b)(d)	04/15/2047	4,728,433
33,207,401	Series 2014-C21-XD	0.92%	(a)(d)(k)	08/15/2047	1,840
5,000,000	Series 2015-C27-E	2.81%	(a)(b)(d)	02/15/2048	562,500
24,531,000	Series 2015-C27-XE	1.64%	(a)(d)(k)	02/15/2048	132,784
	KREF
3,350,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	02/15/2039	3,162,413
	LoanCore
3,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	07/15/2036	2,870,904
3,000,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	11/15/2038	2,831,766
	LSTAR Commercial Mortgage Trust
2,379,000	Series 2017-5-C	4.82%	(a)(d)	03/10/2050	2,042,869
	Med Trust
14,928,355	Series 2021-MDLN-G (1 mo. Term SOFR + 5.36%, 5.25% Floor)	10.69%	(a)	11/15/2038	14,963,477
	MF1 LLC
4,550,000	Series 2022-FL10-C (1 mo. Term SOFR + 4.48%, 4.48% Floor)	9.82%	(a)	09/17/2037	4,602,516
2,500,000	Series 2022-FL10-D (1 mo. Term SOFR + 5.73%, 5.73% Floor)	11.07%	(a)	09/17/2037	2,526,983
	MF1 Multifamily Housing Mortgage Loan Trust
3,300,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	9.12%	(a)	10/19/2038	3,323,529

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,625,000	Series 2024-FL14-D (1 mo. Term SOFR + 4.84%, 4.84% Floor)	10.18%	(a)	03/19/2039	2,673,670
3,200,000	Series 2024-FL15-D (1 mo. Term SOFR + 4.04%, 4.04% Floor)	9.34%	(a)	08/18/2041	3,192,000
	Morgan Stanley Capital I, Inc.
29,339,690	Series 2016-UB11-XA	1.57%	(d)(k)	08/15/2049	680,420
3,357,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	8.24%	(a)	05/15/2036	359,659
13,000,000	Series 2019-PLND-G (1 mo. Term SOFR + 3.76%, 3.65% Floor)	9.09%	(a)	05/15/2036	846,782
	Natixis Commercial Mortgage Securities Trust
5,000,000	Series 2022-JERI-G (1 mo. Term SOFR + 7.46%, 7.46% Floor)	12.79%	(a)	01/15/2039	3,916,420
	Ready Capital Corp.
1,000,000	Series 2022-FL8-D (30 day avg SOFR US + 3.70%, 3.70% Floor)	9.04%	(a)	01/25/2037	961,277
	SCOTT Trust
500,000,000	Series 2023-SFS-X	0.32%	(a)(d)(k)	03/10/2040	2,979,750
	SMR Mortgage Trust
24,352,775	Series 2022-INDI-HRR (1 mo. Term SOFR + 10.50%, 10.50% Floor)	15.83%	(b)	02/15/2039	20,379,499
	WF-RBS Commercial Mortgage Trust
78,814,809	Series 2014-LC14-XC	1.87%	(a)(d)(k)	03/15/2047	1,660,076
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $232,700,396)				174,040,398
US CORPORATE BONDS - 22.0%
7,270,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75%	(a)	07/15/2027	7,233,214
3,025,000	Artera Services LLC	8.50%	(a)	02/15/2031	3,116,515
4,038,000	ASP Unifrax Holdings, Inc.	7.50%	(a)	09/30/2029	2,064,084
3,245,000	Bausch + Lomb Corp.	8.38%	(a)	10/01/2028	3,326,125
5,215,000	BCPE Empire Holdings, Inc.	7.63%	(a)	05/01/2027	5,058,301
750,000	Boxer Parent Co., Inc.	7.13%	(a)	10/02/2025	752,540
4,810,000	Brand Industrial Services, Inc.	10.38%	(a)	08/01/2030	5,204,151
3,000,000	Caesars Entertainment, Inc.	8.13%	(a)	07/01/2027	3,063,036
5,800,000	Carnival Corp.	7.63%	(a)	03/01/2026	5,861,422
3,000,000	Carnival Corp.	10.50%	(a)	06/01/2030	3,261,060
8,280,000	Castle US Holding Corp.	9.50%	(a)	02/15/2028	3,939,914
1,680,000	CHS/Community Health Systems, Inc.	6.00%	(a)	01/15/2029	1,484,107
1,310,000	CHS/Community Health Systems, Inc.	10.88%	(a)	01/15/2032	1,365,068
1,136,000	Clarios Global LP	6.75%	(a)	05/15/2025	1,136,666
6,440,000	Clarios Global LP / Clarios US Finance Co.	8.50%	(a)	05/15/2027	6,488,403
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(a)(h)	06/01/2029	4,275,154
3,815,000	ClubCorp Holdings, Inc.	8.50%	(a)	09/15/2025	3,530,089
4,665,000	Cobra AcquisitionCo LLC	6.38%	(a)	11/01/2029	3,679,458
7,695,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%	(a)	06/15/2028	7,399,698
6,120,000	Dealer Tire LLC / DT Issuer LLC	8.00%	(a)	02/01/2028	5,916,326
2,140,000	DISH DBS Corp.	5.75%	(a)	12/01/2028	1,487,703
15,745,000	Embarq Corp.	8.00%		06/01/2036	2,067,082
4,820,000	Ferrellgas LP / Ferrellgas Finance Corp.	5.88%	(a)	04/01/2029	4,438,177
1,375,000	Frontier Communications Holdings LLC	5.88%	(a)	10/15/2027	1,343,765
3,170,000	Frontier Communications Holdings LLC	8.63%	(a)	03/15/2031	3,268,878
3,255,000	Full House Resorts, Inc.	8.25%	(a)(h)	02/15/2028	3,129,333
665,000	GrafTech Global Enterprises, Inc.	9.88%	(a)(h)	12/15/2028	490,980
3,365,000	Gray Television, Inc.	10.50%	(a)	07/15/2029	3,386,400
6,600,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	8.75%	(a)	05/01/2029	6,726,707
3,615,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50%	(a)	06/01/2026	271,125
1,325,000	Hightower Holding LLC	6.75%	(a)	04/15/2029	1,240,954
7,122,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%	(a)	07/01/2028	7,186,233
4,000,000	IRB Holding Corp.	7.00%	(a)	06/15/2025	4,004,312
6,750,000	Level 3 Financing, Inc.	10.50%	(a)	04/15/2029	6,766,876
2,785,000	LifePoint Health, Inc.	11.00%	(a)	10/15/2030	3,071,905

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
6,215,000	LifePoint Health, Inc.	10.00%	(a)	06/01/2032	6,362,066
2,595,000	Lions Gate Capital Holdings LLC	5.50%	(a)	04/15/2029	1,680,244
3,850,000	Mavis Tire Express Services Topco Corp.	6.50%	(a)	05/15/2029	3,592,483
5,100,000	McGraw-Hill Education, Inc.	5.75%	(a)	08/01/2028	4,922,681
4,750,000	Michaels Cos., Inc.	5.25%	(a)	05/01/2028	3,805,400
2,245,000	Michaels Cos., Inc.	7.88%	(a)	05/01/2029	1,443,254
2,500,000	ModivCare Escrow Issuer, Inc.	5.00%	(a)(h)	10/01/2029	1,764,255
5,425,000	Moss Creek Resources Holdings, Inc.	7.50%	(a)	01/15/2026	5,439,750
3,815,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38%	(a)	02/15/2032	3,876,765
550,000	Olympus Water US Holding Corp.	6.25%	(a)(h)	10/01/2029	502,673
1,970,000	OneMain Finance Corp.	9.00%		01/15/2029	2,080,255
3,580,000	PECF USS Intermediate Holding III Corp.	8.00%	(a)	11/15/2029	1,526,614
5,450,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%	(a)	02/15/2029	5,312,788
4,395,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88%	(a)	09/01/2031	2,992,213
8,265,470	Pyxus Holdings, Inc.	8.50%	(a)	12/31/2027	6,736,358
8,439,276	Radiology Partners, Inc. 9.78% PIK	9.78%	(a)	02/15/2030	6,761,969
5,050,000	Realogy Group LLC / Realogy Co.-Issuer Corp.	5.75%	(a)(h)	01/15/2029	3,113,197
270,000	Royal Caribbean Cruises Ltd.	7.25%	(a)	01/15/2030	279,734
6,655,000	Sabre GLBL, Inc.	8.63%	(a)	06/01/2027	6,137,345
8,340,000	SWF Escrow Issuer Corp.	6.50%	(a)	10/01/2029	4,497,904
1,500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.50%	(a)	10/01/2025	1,507,500
6,568,000	Team Health Holdings, Inc.	6.38%	(a)	02/01/2025	6,301,536
5,300,000	TKC Holdings, Inc.	10.50%	(a)	05/15/2029	5,233,159
1,930,000	TMS International Corp./DE	6.25%	(a)	04/15/2029	1,773,323
2,675,000	Townsquare Media, Inc.	6.88%	(a)(h)	02/01/2026	2,636,384
7,965,000	Trident TPI Holdings, Inc.	12.75%	(a)	12/31/2028	8,709,369
5,070,000	Triton Water Holdings, Inc.	6.25%	(a)	04/01/2029	4,894,329
9,485,000	United Natural Foods, Inc.	6.75%	(a)(h)	10/15/2028	8,572,029
5,005,000	Univision Communications, Inc.	6.63%	(a)	06/01/2027	4,796,374
1,605,000	Univision Communications, Inc.	7.38%	(a)(h)	06/30/2030	1,494,205
3,915,000	Upbound Group, Inc.	6.38%	(a)	02/15/2029	3,759,030
6,685,000	Venture Global LNG, Inc.	8.38%	(a)	06/01/2031	6,938,869
2,355,000	Venture Global LNG, Inc.	9.88%	(a)	02/01/2032	2,564,713
2,110,000	Vibrantz Technologies, Inc.	9.00%	(a)(h)	02/15/2030	1,933,752
8,330,000	Victra Holdings LLC / Victra Finance Corp.	7.75%	(a)	02/15/2026	8,292,019
9,170,000	Viking Cruises Ltd.	9.13%	(a)	07/15/2031	9,939,130
5,205,000	WASH Multifamily Acquisition, Inc.	5.75%	(a)	04/15/2026	5,093,131
2,830,000	Weatherford International Ltd.	8.63%	(a)	04/30/2030	2,934,928
1,490,000	Wheel Pros, Inc.	6.50%	(a)	05/15/2029	298,000
6,210,000	XHR LP	6.38%	(a)	08/15/2025	6,208,242
	Total US Corporate Bonds (Cost $332,720,153)				293,743,731
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.5%
	Federal Home Loan Mortgage Corp.
49,383,761	Series 2021-P009-X	1.44%	(d)(k)	01/25/2031	1,793,189
4,086,061	Series 3631-SJ (-1 x 30 day avg SOFR US + 6.13%, 0.00% Floor, 6.24% Cap)	0.79%	(k)(l)	02/15/2040	299,925
566,775	Series 3770-SP (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.05%	(k)(l)	11/15/2040	7,619
9,401,595	Series 3980-SX (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.05%	(k)(l)	01/15/2042	1,040,032
4,108,161	Series 5083-IH	2.50%	(k)	03/25/2051	634,318
22,726,919	Series 5129-S (-1 x 30 day avg SOFR US + 2.70%, 0.00% Floor, 2.70% Cap)	0.00%	(k)(l)	12/25/2044	47,924
11,873,976	Series 5166-DI	3.00%	(k)	09/15/2048	1,515,960
	Federal National Mortgage Association
1,952,496	Series 2006-83-SH (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	1.11%	(k)(l)	09/25/2036	142,945

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
7,151,900	Series 2010-123-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(k)(l)	11/25/2040	700,576
5,125,878	Series 2012-60-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.15%	(k)(l)	06/25/2042	497,378
8,972,510	Series 2019-46-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(k)(l)	08/25/2049	733,101
40,094,162	Series 2021-17-SD (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%	(k)(l)	04/25/2051	204,023
	FREMF Mortgage Trust
2,033,929	Series 2017-KF27-B (30 day avg SOFR US + 4.46%, 4.35% Floor)	9.79%	(a)	12/25/2026	2,023,275
6,138,363	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	11.24%	(a)	11/25/2028	5,397,328
16,594,709	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	11.44%	(a)	10/25/2029	15,962,844
	Government National Mortgage Association
8,041,371	Series 2011-128-TS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.61%	(k)(l)	05/16/2041	748,258
23,902,714	Series 2015-64-SG (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.15%	(k)(l)	05/20/2045	2,008,014
3,156,547	Series 2018-145-IA	4.00%	(k)	10/20/2045	258,010
3,812,898	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(k)(l)	09/20/2050	50,503
15,109,085	Series 2020-146-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(k)(l)	10/20/2050	1,910,722
5,487,420	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(k)(l)	12/20/2050	685,317
21,016,419	Series 2020-47-SL (-1 x 1 mo. Term SOFR + 5.26%, 0.00% Floor, 5.37% Cap)	0.00%	(k)(l)	07/20/2044	1,198,833
11,082,598	Series 2020-61-SU (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.16%	(k)(l)	07/16/2045	807,250
6,486,433	Series 2021-105-MI	3.00%	(k)	06/20/2051	892,389
33,367,843	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(k)(l)	06/20/2051	1,045,598
18,518,541	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%	(k)(l)	07/20/2051	216,200
41,749,468	Series 2021-139-SB (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%	(k)(l)	08/20/2051	609,212
17,074,916	Series 2021-7-IQ	2.50%	(k)	01/20/2051	2,468,775
42,503,783	Series 2021-77-SG (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(k)(l)	05/20/2051	1,172,590
37,198,778	Series 2021-96-SG (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%	(k)(l)	06/20/2051	721,760
54,644,767	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(k)(l)	06/20/2051	468,317
32,080,614	Series 2021-97-SG (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(k)(l)	06/20/2051	254,732
	Total US Government and Agency Mortgage Backed Obligations (Cost $67,228,063)				46,516,917
COMMON STOCKS - 0.3%
212,801	CFG Investment SAC(b)(m)				1,474,711
8,608	GTT Communications, Inc.(b)(m)				137,728
182,967	JoAnn, Inc.(b)(m)				–
183,948	Longview Equity(b)(m)				2,299,350
26,458	Revenir Energy, Inc.(b)(m)				17,198
34,608	Riverbed - Class B(b)(m)				4,499
	Total Common Stocks (Cost $22,113,076)				3,933,486
ESCROW NOTES - 0.0%(n)
15,700,000	Alpha Holding SA(b)(m)				–
19,250,000	Alpha Holding SA(b)(m)				–
	Total Escrow Notes (Cost $–)				–

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
RIGHTS - 0.0%(n)
333,957	Revenir Energy, Inc. Backstop(b)(m)			217,072
	Total Rights (Cost $–)			217,072

SHARES	SECURITY DESCRIPTION			VALUE $
WARRANTS - 0.0%(n)
27,621	GTT Communications, Inc., Expires 12/30/2027 at $ 0.00(b)(m)			15,537
	Total Warrants (Cost $386,878)			15,537
SHORT TERM INVESTMENTS - 2.7%
11,996,529	BlackRock Liquidity FedFund - Institutional	5.18%	(o)	11,996,529
11,996,767	Fidelity Government Portfolio - Institutional	5.21%	(o)	11,996,767
11,996,989	MSILF Government Portfolio - Institutional	5.23%	(o)	11,996,989
	Total Short Term Investments (Cost $35,990,285)			35,990,285
	Total Investments - 129.7% (Cost $2,089,496,592)			1,729,675,495
	Other Liabilities in Excess of Assets - (29.7)%			(395,857,648)
	NET ASSETS - 100.0%			$1,333,817,847

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	40.2%
US Corporate Bonds	22.0%
Bank Loans	21.9%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	12.7%
Collateralized Loan Obligations	12.2%
US Government and Agency Mortgage Backed Obligations	3.5%
Short Term Investments	2.7%
Asset Backed Obligations	1.2%
Common Stocks	0.3%
Rights	0.0%	(n)
Warrants	0.0%	(n)
Escrow Notes	0.0%	(n)
Other Assets and Liabilities	(29.7)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Energy	13.9%
Non-Agency Commercial Mortgage Backed Obligations	13.0%
Collateralized Loan Obligations	12.2%
Transportation	7.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.4%
Banking	5.9%
Chemicals/Plastics	5.8%
Consumer Products	5.6%
Healthcare	5.1%
Mining	4.4%
Electronics/Electric	4.2%
Commercial Services	3.8%
US Government and Agency Mortgage Backed Obligations	3.5%
Retailers (other than Food/Drug)	3.3%
Utilities	3.2%
Media	3.1%
Short Term Investments	2.7%
Chemical Products	2.6%
Finance	2.3%
Industrial Equipment	2.1%
Telecommunications	2.1%

Hotels/Motels/Inns and Casinos	1.8%
Leisure	1.7%
Technology	1.7%
Building and Development (including Steel/Metals)	1.4%
Food Products	1.3%
Asset Backed Obligations	1.2%
Real Estate	1.2%
Automotive	1.2%
Construction	1.0%
Containers and Glass Products	0.9%
Business Equipment and Services	0.9%
Beverage and Tobacco	0.8%
Insurance	0.7%
Diversified Manufacturing	0.6%
Food Service	0.3%
Financial Intermediaries	0.3%
Consumer Staples	0.2%
Aerospace & Defense	0.1%
Other Assets and Liabilities	(29.7)%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	74.5%
Colombia	14.2%
Brazil	10.6%
Mexico	7.0%
India	4.8%
Canada	3.4%
Panama	3.1%
Peru	2.9%
South Africa	1.6%
Indonesia	1.4%
Ghana	1.3%
Morocco	1.2%
Paraguay	1.1%
United Kingdom	0.5%
Ukraine	0.5%
Luxembourg	0.4%
Cayman Islands	0.3%
Argentina	0.3%
France	0.3%
Jamaica	0.2%
Hong Kong	0.1%
Chile	0.0%	(n)
Other Assets and Liabilities	(29.7)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(d)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(e)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(h)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.
(i)	Perpetual maturity. The date disclosed is the next call date of the security.
(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(k)	Interest only security
(l)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(m)	Non-income producing security.
(n)	Represents less than 0.05% of net assets.
(o)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Futures Contracts
Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Long	660	9/19/2024	$74,930,625	$1,132,973
U.S. Treasury Ultra Bonds	Long	300	9/19/2024	37,603,125	901,678
					$2,034,651

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list.

The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Income Solutions Fund
Investments in Securities
Level 1
Short Term Investments	$35,990,285
Total Level 1	35,990,285
Level 2
Foreign Corporate Bonds	524,334,037
US Corporate Bonds	293,743,731
Bank Loans	289,807,273
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	169,698,736
Collateralized Loan Obligations	145,917,632
Non-Agency Commercial Mortgage Backed Obligations	126,562,013
US Government and Agency Mortgage Backed Obligations	46,516,917
Asset Backed Obligations	10,778,067
Total Level 2	1,607,358,406
Level 3
Non-Agency Commercial Mortgage Backed Obligations	47,478,385
Collateralized Loan Obligations	16,683,814
Foreign Corporate Bonds	10,753,145
Asset Backed Obligations	5,300,466
Common Stocks	3,933,486
Bank Loans	1,944,899
Rights	217,072
Warrants	15,537
Escrow Notes	–
Total Level 3	86,326,804
Total	$1,729,675,495
Other Financial Instruments
Level 1
Futures	$2,034,651
Total Level 1	2,034,651
Total	$2,034,651

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$54,348,647	$13,625,911	$14,787,578	$1,267,453	$25	$(36,551,229)	$—	$—	$47,478,385	$5,531,305
Collateralized Loan Obligations	13,955,148	26	430,456	20,837	179,093	(32,220)	5,632,202	(3,501,728)	16,683,814	269,292%
Foreign Corporate Bonds	5,698,051	(921,900)	36,564	9,576	9,545,928	(3,615,074)	—	—	10,753,145	(163,191)
Asset Backed Obligations	4,848,996	(669,169)	619,935	430	1,442,861	(942,587)	—	—	5,300,466	110,806
Common Stocks	12,265,338	(12,213,332)	11,567,549	—	—	(7,686,069)	—	—	3,933,486	16,470
Bank Loans	1,898,725	4,760	(76,456)	71,696	63,956	(17,782)	—	—	1,944,899	(71,267)
Rights	5,522,270	533,039	(2,455,548)	—	—	(3,382,689)	—	—	217,072	(2,289,948)
Warrants	10,358	—	5,179	—	—	—	—	—	15,537	5,179
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Total	$98,547,533	$359,335	$24,915,257	$1,369,992	$11,231,863	$(52,227,650)	$5,632,202	$(3,501,728)	$86,326,804	$3,408,646

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of June 30, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$47,478,385	Market Comparables	Market Quotes	$0.01 - $96.70 ($69.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$16,683,814	Market Comparables	Market Quotes	$0.00 - $97.84 ($83.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$10,753,145	Market Comparables	Market Quotes	$0.00 - $105.44 ($99.01)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
		Discounted Cash Flow	Discount Rate	15% (15%)	Significant changes in discount rate would have resulted in indirect changes in the fair value of the security
Asset Backed Obligations	$5,300,466	Market Comparables	Market Quotes	$0.09 - $942.19 ($321.81)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$3,933,486	Market Comparables	Market Quotes	$0.00 - $16.00 ($10.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,944,899	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$217,072	Income Approach	Expected Value	$0.65 ($0.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$15,537	Market Comparables	Market Quotes	$0.56 ($0.56)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security

(e) Unobservable inputs were weighted by the relative fair value of the instruments.